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                             UNITED STATES SECURITIES
                              AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                    FORM 24F-2
                         ANNUAL NOTICE OF SECURITIES SOLD
                              PURSUANT TO RULE 24f-2




  READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.


 1.    Name and address of issuer:
       Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One
       P.O. Box 2999
       Hartford, CT 06104-2199

 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

 3.    Investment Company Act File Number:  811-07387

       Securities Act File Number:33-63731



 4(a). Last day of fiscal year for which this Form is filed:

       December 31, 2001

 4(b). /  /    Check box if this Form is being filed late (I.E., more than
              90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)


 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
       REGISTRATION FEE DUE.


 4(c). /  /    Check box if this is the last time the issuer will be filing this Form.
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5.  Calculation of registration fee:

(i)    Aggregate sale price of securities sold
       during the fiscal year pursuant to
       section 24(f):                                               $ 32,144,490

(ii)   Aggregate price of securities redeemed or
       repurchased during the fiscal year:            $ 18,562,776

(iii)  Aggregate price of securities redeemed
       or repurchased during any PRIOR fiscal
       year ending no earlier than October 11,
       1995 that were not previously used to
       reduce registration fees payable to the
       Commission                                     $          0


(iv)   Total available redemption
       credits [add Items 5(ii) and 5(iii)]:                        $ 18,562,776

 (v)   Net sales -- if Item 5(i) is greater
       than Item 5(iv) [subtract                                    $ 13,581,714
       Item 5(iv) from Item 5(i)]:

(vi)   Redemption credits available for use in
       future years -- if Item 5(i) is less
       than Item 5(iv) [subtract Item 5(iv)
       from Item 5(i)]:                               $ (         )

(vii)  Multiplier for determining registration
       fee (See Instruction C.9):                                        .000092
                                                                    X
(viii) Registration fee due [multiply Item 5(v) by
       Item 5(vii)] (enter "0" if no fee is due):                   = $    1,250



6.     Prepaid Shares
       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______________.
       If there is a number of shares or other
       units that were registered pursuant to rule
       24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

 7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                    + $



 8.    Total of the amount of the registration fee
       due plus any interest due [line 5(viii) plus
       line 7]:                                                     = $    1,250

 9.    Date the registration fee and
       any interest payment was sent to
       the Commission's lockbox
       depository: March 18, 2002

       Method of Delivery:

               / X/   Wire Transfer
               /  /   Mail or other means


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                                   SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/
   --------------------------
   Douglas G. Boains
   Assistant Director

Date  March 18, 2002

  *Please print the name and title of the signing officer below the signature.